Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Lease rental income	$ 468,732	$ 383,989	$ 327,627
Management fees	19,921	26,169	29,324
Trading container sales proceeds	12,980	42,099	34,214
Gains on sale of containers, net	27,340	34,837	31,631
Total revenue	528,973	487,094	422,796
Depreciation expense and container impairment	148,974	104,844	83,177
Interest expense	85,174	72,886	44,891
Unrealized gains on interest rate swaps and caps, net	8,656	5,527	(3,849)
Segment income before income tax and noncontrolling interests	196,205	210,556	208,499
Total assets	3,908,983	3,476,080	2,310,204
Purchases of long-lived assets	700,529	1,149,687	750,473
External Customers
Segment Reporting Information [Line Items]
Management fees	19,921	26,169	29,324
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	467,647	383,127	326,519
Gains on sale of containers, net	27,340	34,829	31,598
Total revenue	495,362	417,956	358,117
Depreciation expense and container impairment	152,789	108,519	85,643
Interest expense	85,174	72,886	44,891
Unrealized gains on interest rate swaps and caps, net	8,656	5,527	(3,849)
Segment income before income tax and noncontrolling interests	160,145	175,291	177,694
Total assets	3,861,688	3,408,194	2,243,977
Purchases of long-lived assets	699,638	1,148,990	749,766
Container Ownership | External Customers
Segment Reporting Information [Line Items]
Management fees	375
Container Management
Segment Reporting Information [Line Items]
Lease rental income	1,085	862	1,108
Gains on sale of containers, net		8	33
Total revenue	62,005	70,160	70,495
Depreciation expense and container impairment	877	793	791
Segment income before income tax and noncontrolling interests	33,011	36,956	36,772
Total assets	108,227	130,786	99,287
Purchases of long-lived assets	891	697	707
Container Management | External Customers
Segment Reporting Information [Line Items]
Management fees	15,904	21,764	24,603
Container Management | Inter-segment
Segment Reporting Information [Line Items]
Management fees	45,016	47,526	44,751
Container Resale
Segment Reporting Information [Line Items]
Trading container sales proceeds	12,980	42,099	34,214
Total revenue	26,991	53,804	44,534
Segment income before income tax and noncontrolling interests	10,740	12,787	10,759
Total assets	14,211	9,088	17,590
Container Resale | External Customers
Segment Reporting Information [Line Items]
Management fees	3,642	4,405	4,721
Container Resale | Inter-segment
Segment Reporting Information [Line Items]
Management fees	10,369	7,300	5,599
Other
Segment Reporting Information [Line Items]
Segment income before income tax and noncontrolling interests	(3,841)	(3,890)	(3,314)
Total assets	3,012	4,977	3,413
Eliminations
Segment Reporting Information [Line Items]
Total revenue	(55,385)	(54,826)	(50,350)
Depreciation expense and container impairment	(4,692)	(4,468)	(3,257)
Segment income before income tax and noncontrolling interests	(3,850)	(10,588)	(13,412)
Total assets	(78,155)	(76,965)	(54,063)
Eliminations | Inter-segment
Segment Reporting Information [Line Items]
Management fees	$ (55,385)	$ (54,826)	$ (50,350)